SHARE-BASED COMPENSATION PLANS - Options Range of Exercise Price (Details)	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,622,132	2,573,024	2,569,273
Weighted average exercise price of share options outstanding (in CAD per share)	$ 15.62	$ 23.22	$ 28.45
Share options outstanding, weighted average remaining contractual life | year	2.8
Number of share options exercisable (in shares) | shares	1,017,099
Weighted average exercise price of share options exercisable (in CAD per share)	$ 19.86
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	3.85
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 50.20
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	125,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 3.85
Share options outstanding, weighted average remaining contractual life | year	4.5
Number of share options exercisable (in shares) | shares	0
Weighted average exercise price of share options exercisable (in CAD per share)	$ 0
Exercise Price Range One | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	3.85
Exercise Price Range One | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 4.47
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	494,832
Weighted average exercise price of share options outstanding (in CAD per share)	$ 5.10
Share options outstanding, weighted average remaining contractual life | year	3.6
Number of share options exercisable (in shares) | shares	234,944
Weighted average exercise price of share options exercisable (in CAD per share)	$ 5.10
Exercise Price Range Two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	4.48
Exercise Price Range Two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 5.55
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	76,400
Weighted average exercise price of share options outstanding (in CAD per share)	$ 7.78
Share options outstanding, weighted average remaining contractual life | year	3.9
Number of share options exercisable (in shares) | shares	10,928
Weighted average exercise price of share options exercisable (in CAD per share)	$ 14.30
Exercise Price Range Three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	5.56
Exercise Price Range Three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 18.70
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	624,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 18.75
Share options outstanding, weighted average remaining contractual life | year	2.4
Number of share options exercisable (in shares) | shares	469,327
Weighted average exercise price of share options exercisable (in CAD per share)	$ 18.75
Exercise Price Range Four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	18.71
Exercise Price Range Four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 19.52
Exercise Price Range Five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	118,600
Weighted average exercise price of share options outstanding (in CAD per share)	$ 20.30
Share options outstanding, weighted average remaining contractual life | year	1.9
Number of share options exercisable (in shares) | shares	118,600
Weighted average exercise price of share options exercisable (in CAD per share)	$ 20.30
Exercise Price Range Five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	19.53
Exercise Price Range Five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 27.48
Exercise Price Range Six
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	67,800
Weighted average exercise price of share options outstanding (in CAD per share)	$ 36.66
Share options outstanding, weighted average remaining contractual life | year	0.9
Number of share options exercisable (in shares) | shares	67,800
Weighted average exercise price of share options exercisable (in CAD per share)	$ 36.66
Exercise Price Range Six | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	27.49
Exercise Price Range Six | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 37.95
Exercise Price Range Seven
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	26,700
Weighted average exercise price of share options outstanding (in CAD per share)	$ 39.01
Share options outstanding, weighted average remaining contractual life | year	1.0
Number of share options exercisable (in shares) | shares	26,700
Weighted average exercise price of share options exercisable (in CAD per share)	$ 39.01
Exercise Price Range Seven | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	37.96
Exercise Price Range Seven | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 45.78
Exercise Price Range Eight
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	88,800
Weighted average exercise price of share options outstanding (in CAD per share)	$ 46.28
Share options outstanding, weighted average remaining contractual life | year	1.5
Number of share options exercisable (in shares) | shares	88,800
Weighted average exercise price of share options exercisable (in CAD per share)	$ 46.28
Exercise Price Range Eight | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	45.79
Exercise Price Range Eight | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 50.20